Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
March 31, 2026
MHT-NPRT3-0526
1.951036.113
Common Stocks - 95.4%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	1,080,500	325,551,128
CANADA - 2.6%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Athabasca Oil Corp (b)	7,399,500	59,840,684
Imperial Oil Ltd (a)	3,844,300	503,536,700
TOTAL ENERGY		563,377,384
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	445,700	78,823,315
TOTAL CANADA		642,200,699
FRANCE - 0.3%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	365,600	27,186,702
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	241,400	45,642,215
TOTAL FRANCE		72,828,917
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	713,546	122,166,211
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	3,000,200	21,435,438
NETHERLANDS - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	24,200	17,672,050
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	42,900	56,663,607
BE Semiconductor Industries NV	329,112	70,493,771
TOTAL INFORMATION TECHNOLOGY		127,157,378
TOTAL NETHERLANDS		144,829,428
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	915,000	29,421,582
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	1,579,300	27,869,634
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	602,500	203,614,875
UNITED KINGDOM - 1.2%
Consumer Staples - 0.9%
Beverages - 0.2%
Diageo PLC ADR (a)	560,900	41,759,005
Tobacco - 0.7%
British American Tobacco PLC ADR	2,720,600	159,073,482
TOTAL CONSUMER STAPLES		200,832,487
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	161,700	5,269,966
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	5,702,100	86,628,725
TOTAL UNITED KINGDOM		292,731,178
UNITED STATES - 87.3%
Communication Services - 9.5%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	5,859,142	168,215,967
Entertainment - 0.6%
Netflix Inc (b)	703,100	67,603,065
Walt Disney Co/The	784,393	75,599,797
		143,202,862
Interactive Media & Services - 8.2%
Alphabet Inc Class A	2,692,225	774,176,221
Alphabet Inc Class C	2,280,060	654,058,012
Meta Platforms Inc Class A	1,092,800	625,223,664
		2,053,457,897
Media - 0.0%
Versant Media Group Inc Class A	280,965	10,401,324
TOTAL COMMUNICATION SERVICES		2,375,278,050
Consumer Discretionary - 5.7%
Broadline Retail - 3.0%
Amazon.com Inc (b)	3,560,800	741,607,816
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	6,837	28,785,958
Cava Group Inc (a)(b)	245,700	19,877,130
Chipotle Mexican Grill Inc (b)	328,500	10,515,285
Domino's Pizza Inc	94,600	33,941,534
Marriott International Inc/MD Class A1	150,400	49,191,328
Starbucks Corp	593,400	53,162,706
Wingstop Inc	115,237	17,858,278
		213,332,219
Household Durables - 0.8%
DR Horton Inc	275,600	37,817,832
Somnigroup International Inc	1,646,100	121,679,712
Whirlpool Corp (a)	633,063	34,134,757
		193,632,301
Specialty Retail - 1.0%
Home Depot Inc/The	257,600	84,722,064
Lowe's Cos Inc	687,107	162,349,642
RH (b)	101,593	14,204,733
		261,276,439
Textiles, Apparel & Luxury Goods - 0.0%
Lululemon Athletica Inc (b)	19,900	3,046,690
NIKE Inc Class B	520,600	27,498,092
		30,544,782
TOTAL CONSUMER DISCRETIONARY		1,440,393,557
Consumer Staples - 4.0%
Beverages - 1.6%
Brown-Forman Corp Class B (a)	1,791,986	47,380,110
Coca-Cola Co/The	2,270,095	172,640,725
Keurig Dr Pepper Inc	6,700,700	176,429,431
		396,450,266
Consumer Staples Distribution & Retail - 0.8%
Kroger Co/The	112,100	8,111,556
Sprouts Farmers Market Inc (b)	688,608	53,112,335
Sysco Corp	382,800	27,305,124
Target Corp	707,900	85,797,480
US Foods Holding Corp (b)	403,000	37,160,630
		211,487,125
Food Products - 0.1%
Lamb Weston Holdings Inc	483,491	20,432,330
Mondelez International Inc	131,300	7,568,132
		28,000,462
Household Products - 0.0%
Procter & Gamble Co/The	112,700	16,278,387
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	637,000	45,717,490
Kenvue Inc	11,566,311	199,403,202
		245,120,692
Tobacco - 0.5%
Philip Morris International Inc	702,300	116,118,282
TOTAL CONSUMER STAPLES		1,013,455,214
Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp	462,300	95,649,870
ConocoPhillips	897,700	118,496,400
Exxon Mobil Corp (c)	6,479,501	1,099,312,140
Shell PLC ADR	6,582,900	612,209,700
TOTAL ENERGY		1,925,668,110
Financials - 12.5%
Banks - 7.8%
Bank of America Corp	12,376,994	603,378,458
M&T Bank Corp	483,020	99,849,894
PNC Financial Services Group Inc/The	1,065,721	221,765,883
Wells Fargo & Co	12,947,189	1,030,725,716
		1,955,719,951
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	5,925,300	54,097,989
Charles Schwab Corp/The	410,000	38,531,800
Intercontinental Exchange Inc	315,000	49,543,200
KKR & Co Inc Class A	1,990,951	184,162,968
Moody's Corp	46,100	20,111,125
MSCI Inc	5,500	2,964,555
Raymond James Financial Inc	106,903	15,478,485
Robinhood Markets Inc Class A (b)	492,800	34,151,040
		399,041,162
Financial Services - 2.4%
Apollo Global Management Inc	633,700	70,606,854
Corpay Inc (b)	69,600	20,252,904
Mastercard Inc Class A	247,989	123,910,184
PayPal Holdings Inc	373,900	16,911,497
Rocket Cos Inc Class A (b)	2,660,800	37,916,400
Visa Inc Class A	1,133,993	342,738,044
		612,335,883
Insurance - 0.7%
Arthur J Gallagher & Co	258,900	56,072,562
Brown & Brown Inc	1,314,600	85,725,066
Chubb Ltd	89,997	29,332,722
		171,130,350
TOTAL FINANCIALS		3,138,227,346
Health Care - 8.3%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (b)	158,850	52,558,700
Biogen Inc (b)	72,400	13,273,092
Gilead Sciences Inc	140,800	19,623,296
Nuvalent Inc Class A (b)	51,100	5,235,194
Vaxcyte Inc (b)	432,100	25,109,331
		115,799,613
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	492,100	50,523,907
Alcon AG (United States)	1,095,200	82,523,320
Baxter International Inc	7,652,200	128,556,960
Becton Dickinson & Co	144,706	22,752,124
Boston Scientific Corp (b)	3,179,095	199,488,212
Masimo Corp (b)	181,200	32,230,044
Solventum Corp (b)	178,118	11,631,105
		527,705,672
Health Care Providers & Services - 2.2%
Cardinal Health Inc	141,858	29,976,014
Cigna Group/The	506,511	135,111,809
Humana Inc	351,200	60,894,568
McKesson Corp	83,521	72,275,733
Molina Healthcare Inc (b)	125,800	16,769,140
UnitedHealth Group Inc	841,381	227,669,285
		542,696,549
Life Sciences Tools & Services - 1.0%
Bruker Corp	2,358,400	85,185,408
Danaher Corp	396,600	75,195,360
Thermo Fisher Scientific Inc	172,800	84,936,384
Waters Corp (b)	19,584	5,832,115
		251,149,267
Pharmaceuticals - 2.6%
Eli Lilly & Co	106,200	97,679,574
GSK PLC ADR	4,500,328	248,373,103
Haleon PLC ADR	16,277,536	162,938,135
Johnson & Johnson	346,977	84,815,058
Merck & Co Inc	482,400	58,027,896
		651,833,766
TOTAL HEALTH CARE		2,089,184,867
Industrials - 16.3%
Aerospace & Defense - 9.1%
Boeing Co (b)	5,680,686	1,130,626,935
GE Aerospace (c)	3,418,806	970,154,579
General Dynamics Corp	203,760	69,934,507
Howmet Aerospace Inc	69,400	15,993,924
Huntington Ingalls Industries Inc (c)	189,650	72,048,035
RTX Corp	13,600	2,623,440
Textron Inc	95,668	8,376,690
		2,269,758,110
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	2,516,756	247,598,455
Building Products - 0.3%
A O Smith Corp	788,400	51,987,096
AAON Inc	38,065	3,149,879
Modine Manufacturing Co (b)	103,809	22,496,448
Trex Co Inc (b)	253,000	9,214,260
		86,847,683
Commercial Services & Supplies - 0.0%
Veralto Corp	129,266	11,429,700
Electrical Equipment - 4.3%
Emerson Electric Co	175,200	22,954,704
GE Vernova Inc (c)	1,099,059	959,368,601
Hubbell Inc	56,014	27,488,310
Vertiv Holdings Co Class A	259,596	65,049,566
		1,074,861,181
Machinery - 1.3%
Allison Transmission Holdings Inc	184,100	21,550,746
Cummins Inc	75,000	40,351,500
Deere & Co	61,100	34,417,630
Donaldson Co Inc	270,500	22,957,335
Nordson Corp	54,500	14,500,270
Otis Worldwide Corp	1,173,584	90,459,855
Stanley Black & Decker Inc	120,500	8,562,730
Westinghouse Air Brake Technologies Corp	362,219	90,522,150
		323,322,216
Professional Services - 0.2%
Equifax Inc	117,800	21,212,246
TransUnion	434,800	30,083,812
		51,296,058
Trading Companies & Distributors - 0.1%
Watsco Inc	56,500	20,554,135
TOTAL INDUSTRIALS		4,085,667,538
Information Technology - 21.0%
Communications Equipment - 0.2%
Arista Networks Inc (b)	457,700	56,196,406
IT Services - 0.0%
Gartner Inc (b)	19,500	3,087,630
Semiconductors & Semiconductor Equipment - 11.3%
Applied Materials Inc	198,502	67,845,999
ARM Holdings PLC ADR (b)	118,400	17,911,552
Broadcom Inc	1,744,100	539,816,391
Lam Research Corp	528,100	112,833,846
Marvell Technology Inc	149,685	14,826,299
Micron Technology Inc	498,000	168,244,320
NVIDIA Corp	10,775,500	1,879,247,200
Rambus Inc (b)	135,300	11,639,859
Teradyne Inc	71,000	21,048,660
		2,833,414,126
Software - 5.4%
Adobe Inc (b)	190,400	46,282,432
Autodesk Inc (b)	211,728	50,687,683
Intuit Inc	57,000	24,645,660
Microsoft Corp	3,148,805	1,165,593,147
Oracle Corp	85,400	12,563,194
Salesforce Inc	67,400	12,581,558
Synopsys Inc (b)	77,800	30,846,144
		1,343,199,818
Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc	3,008,314	763,480,010
GPGI Inc Class A	7,682,151	131,364,782
Seagate Technology Holdings PLC	77,150	30,224,284
Western Digital Corp	351,100	94,969,039
		1,020,038,115
TOTAL INFORMATION TECHNOLOGY		5,255,936,095
Materials - 0.8%
Chemicals - 0.6%
Air Products and Chemicals Inc	104,000	30,210,960
Dow Inc	389,800	16,235,170
LyondellBasell Industries NV Class A1	768,800	61,934,528
Mosaic Co/The	215,855	5,504,303
Sherwin-Williams Co/The	92,300	29,586,765
		143,471,726
Construction Materials - 0.2%
James Hardie Industries PLC (b)	3,109,900	58,901,506
TOTAL MATERIALS		202,373,232
Real Estate - 0.6%
Industrial REITs - 0.1%
Terreno Realty Corp	254,600	15,637,531
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	97,400	13,193,804
Compass Inc Class A (b)	8,221,631	60,100,123
		73,293,927
Residential REITs - 0.1%
Sun Communities Inc	159,100	20,040,236
Specialized REITs - 0.1%
American Tower Corp (c)	159,781	27,575,005
Equinix Inc	4,422	4,334,621
		31,909,626
TOTAL REAL ESTATE		140,881,320
Utilities - 0.9%
Electric Utilities - 0.7%
Entergy Corp	221,400	24,876,504
Southern Co/The (c)	1,576,500	152,163,780
		177,040,284
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	102,800	15,453,924
Multi-Utilities - 0.1%
Sempra	243,100	23,622,027
TOTAL UTILITIES		216,116,235
TOTAL UNITED STATES		21,883,181,564
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (b)	5,739,703	137,231,343
TOTAL COMMON STOCKS (Cost $13,305,583,802)		23,903,061,997

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	87,200	25,138,888
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series G (f)(g)	76,085	19,716,667
TOTAL UNITED STATES		44,855,555
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,694,923)		44,855,555

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	955,284,239	955,475,296
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	206,444,346	206,464,990
TOTAL MONEY MARKET FUNDS (Cost $1,161,940,286)			1,161,940,286

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp	Chicago Board Options Exchange	3,600	61,077,600	125	6/2026	291,600
GE Aerospace	Chicago Board Options Exchange	1,000	28,377,000	290	5/2026	1,935,000
GE Vernova Inc	Chicago Board Options Exchange	418	36,487,220	730	6/2026	1,433,740

						3,660,340
TOTAL PURCHASED OPTIONS (Cost $3,463,977)						3,660,340

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $14,512,682,988)	25,113,518,178
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(46,844,243)
NET ASSETS - 100.0%	25,066,673,935

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	149	2,571,442	200.00	5/2026	(8,940)
Exxon Mobil Corp	Chicago Board Options Exchange	3,600	61,077,600	180.00	4/2026	(567,000)
Exxon Mobil Corp	Chicago Board Options Exchange	3,304	56,055,664	195.00	6/2026	(824,348)
Exxon Mobil Corp	Chicago Board Options Exchange	10,736	182,146,976	180.00	6/2026	(6,495,280)
Exxon Mobil Corp	Chicago Board Options Exchange	3,304	56,055,664	200.00	6/2026	(614,544)
GE Aerospace	Chicago Board Options Exchange	1,736	49,262,472	360.00	5/2026	(134,540)
GE Vernova Inc	Chicago Board Options Exchange	417	36,399,930	900.00	5/2026	(2,397,750)
GE Vernova Inc	Chicago Board Options Exchange	720	62,848,800	800.00	4/2026	(6,487,200)
GE Vernova Inc	Chicago Board Options Exchange	718	62,674,220	860.00	4/2026	(3,489,480)
GE Vernova Inc	Chicago Board Options Exchange	566	49,406,140	1,000.00	6/2026	(2,337,580)
GE Vernova Inc	Chicago Board Options Exchange	418	36,487,220	950.00	6/2026	(2,413,950)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	936	35,558,640	450.00	6/2026	(833,040)
Southern Co/The	Chicago Board Options Exchange	1,658	16,003,016	105.00	5/2026	(78,755)

						(26,682,407)
TOTAL WRITTEN OPTIONS						(26,682,407)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $706,547,784.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,421,582 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,421,582 or 0.1% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,716,667 or 0.1% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,987,868.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	19,716,393

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,076,106	3,393,320,706	2,966,942,086	16,638,645	20,570	-	955,475,296	955,284,239	1.5%
Fidelity Securities Lending Cash Central Fund	126,479,306	1,552,352,763	1,472,364,638	657,896	(2,441)	-	206,464,990	206,444,346	0.6%
Total	655,555,412	4,945,673,469	4,439,306,724	17,296,541	18,129	-	1,161,940,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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